Long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt and Capital Lease Obligations, Total	$ 66,013		$ 80,722
Current portion	(53,025)		(28,566)
Long-term Debt and Capital Lease Obligations, Total	12,988		52,156
Senior revolving financing [Member]
Debt and Capital Lease Obligations, Total	13,779		13,185	[1]
Long-term payable [Member]
Debt and Capital Lease Obligations, Total	0	[2]	9,836	[2]
Other bank financing [Member]
Debt and Capital Lease Obligations, Total	403	[3]	1,171	[3]
Subordinated debenture [Member]
Debt and Capital Lease Obligations, Total	33,847	[4]	36,185	[4]
Senior financing [Member]
Debt and Capital Lease Obligations, Total	15,941	[1]	18,812	[1]
Capital lease obligations [Member]
Debt and Capital Lease Obligations, Total	$ 2,043	[5]	$ 1,533	[5]

[1]	The senior financing agreement bears interest at the 6-month Euribor plus 2.5% or a rate of 2.8% as at December 31, 2013 and its carrying value is recorded at amortized cost using the effective interest rate method. The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31: 2014 $ 4,274 2015 - 2016 4,662 2017 4,856 2018 2,428 $ 16,220 The senior revolving financing facility bears interest at the 6-month Euribor plus 2.5% or a rate of 2.8% as at December 31, 2013 and will be repaid through two principal payments of $6,889 (€5,000) on March 31, 2016 and October 2, 2017. The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing. Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2013, the Company is in compliance with all covenants under the financing arrangements.
[2]	On July 2, 2010, the Company acquired OMVL and a portion of the purchase price was payable on the third anniversary of the closing date. The amount was fully repaid on July 1, 2013.
[3]	Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 8.00% (2012 - 1.01% to 8.00%) and are payable on maturity dates ranging from June 23, 2014 to June 23, 2017.
[4]	On September 23, 2011, the Company raised $33,847 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis. The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012. The debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013. After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount. The Company paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460, which is included in other assets and amortized over the term of the debentures.
[5]	The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.07% to 7.32% (2012 - 3.07% to 7.32%). The capital lease obligations require the following minimum annual payments during the respective fiscal years: 2014 $ 696 2015 548 2016 327 2017 319 2018 167 $ 2,057 Amount representing interest (14) $ 2,043